Income (expenses) by nature (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Disclosure of expenses [text block]

	12/31/2024	12/31/2023	12/31/2022
Cost of sales
Personnel expenses	(1,741,347)	(1,450,428)	(1,467,896)
Costs of raw materials, materials and services	(11,468,545)	(10,981,883)	(11,463,862)
Logistics cost	(5,186,872)	(4,341,369)	(4,795,161)
Depreciation, depletion and amortization	(8,135,016)	(6,718,474)	(6,406,610)
Other (1)	(869,747)	(1,584,521)	(687,759)
	(27,401,527)	(25,076,675)	(24,821,288)
Selling expenses
Personnel expenses	(330,178)	(281,673)	(244,681)
Services	(247,585)	(173,494)	(146,184)
Logistics cost	(1,288,670)	(1,067,031)	(1,065,416)
Depreciation and amortization	(955,201)	(952,033)	(951,626)
Other (2)	(116,913)	(122,146)	(75,287)
	(2,938,547)	(2,596,377)	(2,483,194)
General and administrative expenses
Personnel expenses	(1,661,843)	(1,172,538)	(1,039,733)
Services	(503,086)	(406,001)	(378,986)
Depreciation and amortization	(143,600)	(118,771)	(101,764)
Other (3)	(311,315)	(225,918)	(189,284)
	(2,619,844)	(1,923,228)	(1,709,767)
Other operating (expenses) income, net
Rents and leases	2,188	3,971	2164
Results from sales of other products, net	77,817	79,046	58,880
Results from sales and disposals of property, plant and equipment, intangible and biological assets, net	(163,033)	(331,285)	(509)
Result on fair value adjustment of biological assets	1,431,530	1,989,831	1,199,759
Depletion, amortization and other PPA realizations (4)	9,822	468,168	52,110
Tax credits - gains in tax lawsuits (exclusion of ICMS from the PIS/COFINS calculation basis)			(1,324)
Provision for judicial liabilities	(148,952)	(167,563)	(156,243)
Other operating income (expenses), net	52,201	34,204	(33,121)
	1,261,573	2,076,372	1,121,716
(1)Includes R$587,345 related to maintenance downtime, costing (R$650,592 as at December 31, 2023).
(2)Includes expected credit losses, insurance, materials for use and consumption, travel, accommodation, trade fairs and events.
(3)Includes, substantially, corporate expenses, insurance, materials for use and consumption, social programs and donations, travel and accommodation.
(4)Refers, substantially, to the write-off of contingent liabilities assumed in Fibria's PPA as disclosed in note 20.1.